Note 2 - Going Concern	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
NOTE
2.
GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company had an accumulated deficit of
$10,051,189
and
$8,676,825
at
December 31, 2017
and
September 30, 2017,
respectively, and had a net loss of
$1,374,364
for the
three
months ended
December 31, 2017.
Further, the amount due from WGP of
$1,251,829
(before an allowance of
$469,699
)
may
not
be collectible. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern. While the Company is attempting to increase operations and generate additional revenues, the Company's cash position may
not
be significant enough to support the Company's daily operations. Management intends to raise additional funds through the sale of its securities. The Company filed a Demand for Arbitration against WGP on
April 7, 2017.
There are
no
indicators to suggest that the amounts due from WGP will
not
be collectible. On
January 18, 2018,
the arbitration panel awarded us
$1,045,000
plus interest at the rate of
18%
per year from
April 18, 2015
to
January 18, 2018
for
$523,023.
In addition to the principal and interest awarded of
$1,568,023,
we were also awarded our attorneys’ fees and arbitration fees. The Company has not
collected on the award as of the filing date.

Management believes that the actions presently being taken to further implement its business plan and generate additional revenues provide the opportunity for the Company to continue as a going concern. While the Company believes in the viability of its strategy to generate additional revenues and in its ability to raise additional funds, there can be no
assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company's ability to further implement its business plan and generate additional revenues. The financial statements do not
include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE
2.
     GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company had an accumulated deficit of
$8,676,825
and
$5,904,931
at
September 30, 2017
and
2016,
respectively, had a net loss of
$2,771,894
for the year ended
September 30, 2017
and a working capital deficit of
$1,735,989.
Further, the amount due from WGP of
$1,250,014
(before an allowance of
$469,699
)
may
not
be collectible. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern. While the Company is attempting to increase operations and generate additional revenues, the Company's cash position may
not
be significant enough to support the Company's daily operations. Management intends to raise additional funds through the sale of its securities. The Company filed a Demand for Arbitration against WGP on
April 7, 2017.
The arbitration hearing is scheduled to occur on
January 8, 2018.

To date, the Company has funded its operations primarily by way of the sale of equity securities, convertible note financing, short term financing from private parties, and advances from related parties. The Company currently needs to raise additional capital in order to fund operations, maintain the land lease agreement, as well as to make payments on existing liabilities.  The Company is continuing to raise capital, as it did during the year ended
September 30, 2017,
in order to continue the Company’s business operations.  The Company currently requires approximately
$7
million to properly fund is business plan over the next
twelve
months.  On
September 1, 2017,
the Company entered into an equity line agreement with Mountain States Capital, LLC (“MSC”). Under the equity line agreement, MSC agreed to provide the Company with up to
$10,000,000
of funding through the purchase of shares of the Company’s common stock. MSC has the option to increase the equity line agreement for a total of
$20,000,000.
  On
October 5, 2017,
the Company entered into an agreement to sell the parcel of land in Denver, Colorado for
$1,760,000.
  On
October 30, 2017
the Company secured
$800,000
in financing from
three
unrelated parties in the form of a loan. There can be
no
assurance that the Company’s management will be successful in its planned efforts, and a failure to do so may
lead to the Company being unable to continue its operations. The consolidated financial statements do not
include any adjustments that might be necessary if the Company is unable to continue as a going concern.